Capital provision assets (Tables)	12 Months Ended
Dec. 31, 2023
Capital provision assets.
Schedule of reconciliation of capital provision assets

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	3,735,556	3,117,263
Deployments	682,027	727,298
Realizations	(708,293)	(426,734)
Income/(loss) for the period	1,333,262	330,811
Foreign exchange gains/(losses)	2,836	(13,082)
At end of period	5,045,388	3,735,556

Capital provision-direct assets	4,859,879	3,620,687
Capital provision-indirect assets	185,509	114,869
Total capital provision assets	5,045,388	3,735,556

Unrealized fair value at end of period	2,764,825	1,689,407

Schedule of capital provision income on consolidated statement of comprehensive income

	Years ended December 31,
($ in thousands)	2023	2022	2021
Realized gains/(losses)	251,618	161,707	153,607
Fair value adjustment during the period, net of previously recognized unrealized gains transferred to realized gains	1,081,644	169,104	45,804
Income/(loss) on capital provision assets	1,333,262	330,811	199,411
Interest and other income/(loss)	-	2,651	160
Impairment of other asset	-	-	(500)
Foreign exchange gains/(losses)	8,012	(6,357)	(4,517)
Net realized and unrealized loss on due from settlement of capital provision assets	(1)	(11,330)	-
Gains/(losses) on financial liabilities at fair value through profit or loss	-	3,333	-
Break fee income	650	-	-
Total capital provision income as reported in the consolidated statements of operations	1,341,923	319,108	194,554